DERIVATIVE AND NON-DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
DERIVATIVE AND NON-DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of fair value of derivative instruments

	Balance Sheet Location	2017	2018	2018
		RUB	RUB	$
Foreign exchange contracts	Other non-current assets	—	70	1.0
Total derivative assets		—	70	1.0
Foreign exchange contracts	Other accrued liabilities	18	1	0.1
Total derivative liabilities		18	1	0.1